Net income/(loss) per share	12 Months Ended
Dec. 31, 2022
Net income/(loss) per share
Net income/(loss) per share
28.	Net income/(loss) per share
Basic and diluted net income/(loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2020	2021	2022
Numerator:
Net income/(loss) attributable to ordinary shareholders — basic (RMB in millions)	49,405	(3,560)	10,380
Impact of subsidiaries’ diluted earnings (RMB in millions)	(157)	(2)	(170)

Net income/(loss) attributable to ordinary shareholders — diluted (RMB in millions)	49,248	(3,562)	10,210
Denominator:
Weighted average number of shares — basic	3,021,808,985	3,107,436,665	3,125,571,110
Adjustments for dilutive options and RSUs	87,215,045	—	55,315,026

Weighted average number of shares — diluted	3,109,024,030	3,107,436,665	3,180,886,136
Basic net income/(loss) per share attributable to ordinary shareholders (RMB)	16.35	(1.15)	3.32
Diluted net income/(loss) per share attributable to ordinary shareholders (RMB)	15.84	(1.15)	3.21
Generally, basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the respective year. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potentially dilutive ordinary shares included RSUs and options to purchase ordinary shares of 138,762,892, 127,098,868 and 105,899,185 for the years ended December 31, 2020, 2021 and 2022 on a weighted average basis, respectively. They were not included in the calculation of diluted net income/(loss) per share in the periods presented where their inclusion would be anti-dilutive.